Related Party Transactions - Schedule of Unaudited Interim Condensed Consolidated Statement of Financial Position (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Prepaid expenses and other current assets:
Prepayment for digital assets
Digital assets held in custody
Directors and previous directors [Member]
Accounts receivable and other receivables, net:
Accounts receivable and other receivables, net	$ 1	1
Affiliates of directors and former directors [Member]
Accounts receivable and other receivables, net:
Accounts receivable and other receivables, net		106
Accounts payable:
Accounts payable		67
Directors and former directors [Member]
Prepaid expenses and other current assets:
Prepaid expenses and other current assets	628	731
Accounts payable:
Accounts payable	38	257
Accrued and other current liabilities:
Accrued and other current liabilities	200
Other related parties [member]
Prepaid expenses and other current assets:
Prepayment for digital assets		33,699
Accrued and other current liabilities:
Accrued and other current liabilities	200
Held by Payward, Inc. (Kraken), an affiliate company of a related party [Member]
Prepaid expenses and other current assets:
Digital assets held in custody	63,654	91,855
Common shares issued by Payward, Inc. (Kraken) [Member]
Investment in private company shares:
Investment in private company shares	6,978
Minority shareholders [Member]
Accounts payable:
Accounts payable	4	81
Accrued and other current liabilities:
Accrued and other current liabilities	1
Strategic Advisors [Member]
Accrued and other current liabilities:
Accrued and other current liabilities	$ 780	$ 278